Principal joint ventures and associates - Reconciliation of financial information for joint ventures by carrying value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Net assets	$ 52,274	$ 56,590
Deferred tax liabilities	$ 3,601	$ 3,503
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (%)	30.00%	30.00%
Net assets	$ 7,903	$ 7,697
Group’s ownership interest	2,371	2,309
Carrying value of Group’s interest	$ 2,371	$ 2,309
Sohar Aluminium Co. L.L.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (%)	20.00%	20.00%
Net assets	$ 1,235	$ 1,220
Group’s ownership interest	247	244
Carrying value of Group’s interest	247	244
Investment in equity accounted units
Disclosure Of Joint Ventures And Associates [Line Items]
Deferred tax liabilities	$ 328	$ 322